VESSELS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)
VESSELS [Abstract]
Number of vessels | Vessel	20	19
Vessels [Abstract]
Total	$ 1,232,121	$ 1,147,320
Less Accumulated Depreciation	(449,464)	(398,113)
Less Accumulated Impairment Loss on Vessels	(14,073)	(14,073)
Net Book Value Vessels	768,584	$ 735,134
Number of vessels sold | Vessel		5
Impairment loss on vessels	$ 0	$ 314	$ 60,311
Number of vessels built | Vessel	6
Accumulated gain on vessel	$ 0	6,005	$ 0
Number of vessels disposed | Vessel	0
Vessels [Member]
Vessels [Abstract]
Additions	$ 73,526	117,677
Disposals	0	(282,829)
Total	1,078,996	1,244,148
Drydocking [Member]
Vessels [Abstract]
Additions	11,275	12,774
Disposals	0	(24,497)
Total	$ 68,324	$ 80,047